Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Corporate information and statement of IFRS compliance [abstract]
Closing foreign exchange rate	1.22041	1.11348
Average foreign exchange rate	1.25221	1.18746